Leases (Details) (USD $) In Millions	12 Months Ended
	Apr. 29, 2011	Apr. 30, 2010	Apr. 24, 2009
Capital Leases, Future Minimum Payments Due [Abstract]
2012	$ 4
2013	4
2014	3
2015	3
2016	3
2017 and thereafter	31
Total minimum lease payments	48
Less amounts representing interest	(14)
Present value of net minimum lease payments	34
Operating Leases, Future Minimum Payments Due [Abstract]
2012	118
2013	86
2014	63
2015	34
2016	22
2017 and thereafter	35
Total minimum lease payments	358
Lease And Rental Expense	148	154	150
Sale Leaseback Transaction Date	April 2006
Sale Leaseback Transaction Lease Terms	seven-year
Sale Leaseback Transaction, Early Buyout Option Year	2010
Sale Leaseback Transaction, Repurchase Year	2009
Sale Leaseback Transaction, Term Loan Balance	$ 31